Shareholder Report, Line Graph (Details) 199930_Abbey Capital Futures Strategy Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,228,548	$ 1,278,331	$ 1,295,430	$ 1,332,150	$ 1,131,623	$ 1,050,324	$ 1,065,083	$ 962,712	$ 950,000	$ 1,000,000	$ 1,403,389
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	$ 3,471,769	$ 2,996,014	$ 2,356,554	$ 2,032,484	$ 2,289,546	$ 1,745,537	$ 1,431,511	$ 1,390,875	$ 1,162,341	$ 1,000,000	$ 4,179,309